RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Trade payable		$ 1,412	$ 1,285
Other accounts payable		1,102	995
Related Party [Member]
Related Party Transaction [Line Items]
Trade payable	[1]	0	2
Other accounts payable	[2],[3],[4]	$ 132	$ 123

[1]	In July 2013, the Company signed a consulting agreement with one of its shareholders, to render advisory services in a fee of $1 per month. The Company terminated the agreement in July 2015.
[2]	A consulting agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO. In January 2015, the monthly fee for the services provided was increased to $28 per month.
[3]	In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company’s shareholders and a director, to render management, finance and operation services. The Company paid the consultant from that date until August 24 an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regard to services provided during 2014.
[4]	The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and an office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.